Document and Entity Information	Jan. 01, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001161154
Document Type	8-K
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	ENERGY TRANSFER OPERATING, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	1-31219
Entity Tax Identification Number	73-1493906
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series C Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprC
Security Exchange Name	NYSE
Series D Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprD
Security Exchange Name	NYSE
Series E Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprE
Security Exchange Name	NYSE
M 7.500 Senior Notes Due 20204 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.500% Senior Notes due 2020
Trading Symbol	ETP 20
Security Exchange Name	NYSE
M 4.250 Senior Notes Due 20231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2023
Trading Symbol	ETP 23
Security Exchange Name	NYSE
M 5.875 Senior Notes Due 20242 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Senior Notes due 2024
Trading Symbol	ETP 24
Security Exchange Name	NYSE
M 5.500 Senior Notes Due 20273 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due 2027
Trading Symbol	ETP 27
Security Exchange Name	NYSE